Reconciliation of Liabilities Arising from Financing Activities - Summary of Changes in Company's Liabilities Arising from Financing Activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 134,227	$ 106,676
Repayment	(159,110)	(97,518)
Proceeds	148,340	98,682
Total cash flow	(10,770)	1,164
Business acquisition (note 4)	0	18,090
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(2,962)	0
Amortization of finance costs	426	430
Interest accretion on balances of purchase payable	384	784
Impacts of foreign exchange	159	7,083
Total non-cash	(1,993)	26,387
Ending balance	121,464	134,227
Long-term debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	127,190	106,676
Repayment	(159,110)	(97,518)
Proceeds	148,340	98,682
Total cash flow	(10,770)	1,164
Business acquisition (note 4)	0	11,053
Increase (decrease) through changes in fair values, liabilities arising from financing activities	0	0
Amortization of finance costs	426	430
Interest accretion on balances of purchase payable	384	784
Impacts of foreign exchange	152	7,083
Total non-cash	962	19,350
Ending balance	117,382	127,190
Contingent consideration [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	7,037	0
Repayment	0	0
Proceeds	0	0
Total cash flow	0	0
Business acquisition (note 4)	0	7,037
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(2,962)	0
Amortization of finance costs	0	0
Interest accretion on balances of purchase payable	0	0
Impacts of foreign exchange	7	0
Total non-cash	(2,955)	7,037
Ending balance	$ 4,082	$ 7,037